Dividends - Summary of Dividends (Detail) $ in Millions	12 Months Ended
Mar. 31, 2022 CAD ($)
Disclosure of Detailed Information About Dividends [Line Items]
Dividends paid, ordinary shares	$ 30.7
July 15, 2022
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date	June 27, 2022
Dividends Payment Date	July 15, 2022
Dividends paid, ordinary shares	$ 9.4
September 30, 2022
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date	August 31, 2022
Dividends Payment Date	September 30, 2022
Dividends paid, ordinary shares	$ 7.1
December 30, 2022
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date	November 30, 2022
Dividends Payment Date	December 30, 2022
Dividends paid, ordinary shares	$ 7.1
March 31, 2023
Disclosure of Detailed Information About Dividends [Line Items]
Dividends Record Date	February 28, 2023
Dividends Payment Date	March 31, 2023
Dividends paid, ordinary shares	$ 7.1